Dividend per ordinary share (Tables)	6 Months Ended
Jun. 30, 2022
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent
Dividends to shareholders of the parent
Per ordinary
share

(in EUR)
Total

(in EUR
million)
Dividends on ordinary shares:
In respect of 2020

- Interim dividend, paid in February 2021

0.12 468
Total dividend in respect

of 2020
0.12 468
In respect of 2021

- Interim dividend, paid in October 2021
0.21 820

- Final dividend, paid in May 2022
0.41 1,545
Total dividend in respect

of 2021
0.62 2,365
In respect of 2022 –

- Additional dividend, paid in May 2022
0.232 874

- Interim dividend declared
0.17 636